Business combinations (Tables)	9 Months Ended
Sep. 30, 2023
Business combinations [Abstract]
Fair value of assets and liabilities consolidated at the effective acquisition date
The fair value of assets and liabilities consolidated at the effective acquisition date is shown in the following table:

Business combinations for the nine-month period ended September 30, 2023
Property, plant and equipment under IAS 16	1,565
Intangible assets under IAS 38	5,645
Inventories	1,646
Other current and non-current liabilities	(6,653)
Total net assets acquired at fair value	2,203
Asset acquisition – purchase price	(2,203)
Net result of business combinations	-

The fair value of assets and liabilities consolidated at the effective acquisition date is shown in aggregate on the basis that they are individually not significant in the following table:

Business combinations for the year ended December 31, 2022
Property, plant and equipment under IAS 16	55,135
Rights of use under IFRS 16 (lessee) or intangible assets under IAS 38	26,794
Cash and cash equivalents	1,057
Other current assets	8,283
Non-current Project debt	(1,301)
Current Project debt	(148)
Other current and non-current liabilities	(25,853)
Non-controlling interests	(14,300)
Total net assets acquired at fair value	49,667
Asset acquisition – purchase price	(49,667)
Net result of business combinations	-